Income taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of statutory tax rates
Statutory tax rates in the countries in which the Company operates for fiscal years 2019, 2018 and 2017 were as follows:

	2019	2018	2017
Puerto Rico	18.5%	20.0%	20.0%
Curacao	22.0%	22.0%	35.0%
USVI	22.5%	22.5%	35.0%
Aruba	25.0%	25.0%	35.0%
Panamá, Uruguay, Trinidad and Tobago and Netherlands	25.0%	25.0%	25.0%
Ecuador	25.0%	28.0%	25.0%
Chile	27.0%	27.0%	25.5%
Peru	29.5%	29.5%	29.5%
Argentina	30.0%	30.0%	35.0%
Costa Rica and Mexico	30.0%	30.0%	30.0%
Martinique, French Guyana and Guadeloupe	31.0%	33.3%	35.0%
Colombia	33.0%	37.0%	40.0%
Brazil and Venezuela	34.0%	34.0%	34.0%

Schedule of components of income tax expense
Income tax expense for fiscal years 2019, 2018 and 2017 consisted of the following:

	2019	2018	2017
Current income tax expense	$46,811	$47,488	$51,215
Deferred income tax expense	(7,974)	648	2,099
Income tax expense	$38,837	$48,136	$53,314

Schedule of components of income tax expense by applying weighted-average statutory income tax rate
Income tax expense for fiscal years 2019, 2018 and 2017, differed from the amounts computed by applying the Company’s weighted-average statutory income tax rate to pre-tax income as a result of the following:

	2019	2018	2017
Pre-tax income	$118,953	$85,169	$182,813
Weighted-average statutory income tax rate (i)	36.6%	42.7%	35.5%
Income tax expense at weighted-average statutory tax rate on pre-tax income	43,488	36,354	64,901
Permanent differences:
Change in valuation allowance (ii)	(24,864)	(24,307)	(21,241)
Expiration and changes in tax loss carryforwards (iii)	17,799	18,599	12,785
Venezuelan remeasurement and inflationary impacts (iv)	1,743	16,857	2,683
Non-taxable income and non-deductible expenses	7,667	8,406	10,157
Tax benefits	(9,667)	(11,403)	(10,744)
Income taxes withholdings on intercompany transactions (v)	5,005	7,723	6,804
Differences including exchange rate, inflation adjustment and filing differences	(2,647)	(2,815)	(11,909)
Alternative Taxes	658	(1,283)	156
Others	(345)	5	(278)
Income tax expense	$38,837	$48,136	$53,314

(i)
Weighted-average statutory income tax rate is calculated based on the aggregated amount of the income before taxes by country multiplied by the prevailing statutory income tax rate, divided by the consolidated income before taxes.

(ii)	Comprises net changes in valuation allowances for the year, mainly related to net operating losses.

(iii)	Expiration of loss tax carryforwards are mainly generated by holding legal entities and the Caribbean division.

(iv)	Comprises changes in valuation allowance during 2019, 2018 and 2017 for $983, $(304) and $2,108, respectively.
(v)
Comprises income tax withheld on the payment of interest on intercompany loans.

Schedule of deferred tax assets and liabilities

The tax effects of temporary differences and carryforwards that comprise significant portions of deferred tax assets and liabilities at December 31, 2019 and 2018 are presented below:

	2019	2018
Tax loss carryforwards (i)	$144,759	$178,993
Purchase price allocation adjustment	15,158	17,006
Property and equipment, tax inflation	36,690	38,588
Other accrued payroll and other liabilities	33,065	30,300
Share-based compensation	2,062	2,591
Provision for contingencies	2,534	2,708
Other deferred tax assets (ii)	56,927	26,193
Other deferred tax liabilities (iii)	(32,280)	(7,979)
Property and equipment - difference in depreciation rates	(418)	(11,103)
Valuation allowance (iv)	(194,426)	(219,920)
Net deferred tax asset	$64,071	$57,377

(i)
As of December 31, 2019, the Company and its subsidiaries has accumulated net operating losses amounting to $540,231. The Company has net operating losses amounting to $192,736, expiring between 2020 and 2024. In addition, the Company has net operating losses amounting to $122,109 expiring after 2024 and net operating losses amounting to $225,386 that do not expire. Changes in tax loss carryforwards for the year relate to expiration of net operating losses (NOLs), mainly in holding legal entities and uses of NOLs, mainly in Brazil and Chile.

(ii)
Other deferred tax assets reflect the net tax effects of temporary differences between the carrying amounts of assets for financial reporting purposes (accounting base) and the amounts used for income tax purposes (tax base). For the fiscal year ended December 31, 2019, this item includes: difference in depreciation of leases (related to differences between ASC842 and local tax regulation) for $30,524 mainly in Brazil; provision for regular expenses for $10,376 mainly Brazil, Mexico and Colombia; and bad debt reserve in Puerto Rico for $4,218. For the fiscal year ended December 31, 2018 this item includes bad debt reserve in Puerto Rico for $4,967, provision for regular expenses for $10,458, mainly corresponding to Brazil, Mexico and Colombia; and foreign currency exchange differences in Argentina and Brazil for $4,736.

(iii)	Primarily related to leases contracts (related to differences between ASC842 and local tax regulation) and accelerated depreciation of fixed assets.

(iv)	In assessing the realization of deferred income tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred income tax assets will not be realized.